Financial risk management and impairment of financial assets	6 Months Ended
Jun. 30, 2026
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

15Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks including market risk, credit risk, foreign exchange risk and liquidity risk.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty fails to meet its contractual obligations. The Group’s principal credit risk arises from cash and cash equivalents held with financial institutions, restricted cash and trade and other receivables. The Group manages this risk by holding cash with financial institutions with high credit ratings and by monitoring the creditworthiness of counterparties.

Included within restricted cash is £1,224 thousand (December 31, 2025: £1,224 thousand) relating to rent guarantees. The carrying amount of the Group’s financial assets represents its maximum exposure to credit risk.

At June 30, 2026, the Group’s maximum exposure was £326 thousand (December 31, 2025: £323 thousand), comprising trade and other receivables and other financial assets, excluding R&D tax credit receivables and cash and cash equivalents.

The Group applies the expected credit loss model under IFRS 9 to trade receivables. Given the limited number of counterparties and the absence of historical credit losses, the expected credit loss allowance was assessed as £nil at June 30, 2026 (December 31, 2025: £nil).

Market risk

Market risk is the risk that changes in market prices, including foreign exchange rates, interest rates and equity prices, will affect the Group’s financial position or results of operations. The Group’s principal market risks are foreign exchange risk arising from its USD-denominated monetary assets and liabilities and equity price risk arising from financial liabilities measured at fair value through profit or loss, including the Convertible Senior Secured Notes and Series A Convertible Preferred Shares. The Group does not currently use currency forwards, options, swaps or other derivative instruments to hedge these market risks.

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from transactions and monetary balances denominated in currencies other than the functional currency of the relevant Group entity. The Group principally holds cash in USD and GBP. The majority of the Group’s operating costs are denominated in GBP, although the Group also has supply contracts denominated in USD and EUR. Management seeks to maintain sufficient cash balances in each currency to meet expected operating expenditure. A 2-percentage point increase in GBP:USD exchange rate would increase profit for the six months ended June 30, 2026, by £8,465 thousand and decrease other comprehensive income for the six months ended June 30, 2026, by £6,950 thousand. A corresponding 2-percentage point decrease in the GBP:USD exchange rate would have an equal and opposite effect. The Group is also exposed to foreign exchange risk from its USD-denominated financing liabilities, including the Convertible Senior Secured Notes and Series A Convertible Preferred Shares. While these exposures are partially offset by USD-denominated cash balances of $30,928 thousand at June 30, 2026, the net exposure is expected to fluctuate as operating expenditure is incurred, financing facilities are drawn and future funding is secured. Consequently, foreign exchange movements may have a material impact on profit or loss in future reporting periods.

Liquidity risk

Liquidity risk is the risk that the Group will be unable to meet its financial obligations as they fall due. Management manages liquidity risk through the preparation of short and long-term cash flow forecasts, which are supplemented by sensitivity analysis to assess funding adequacy over at least a 12-month period. In addition to cash resources, the Group manages liquidity through access to its available financing facilities, including its at-the-market equity programme, Convertible Senior Secured Note facility, Convertible Preferred Equity facility and Yorkville ELOC, each of which remains subject to applicable contractual terms and draw conditions. Management continuously monitors forecast liquidity to ensure the Group has sufficient funding to meet its expected obligations as they fall due.

15Financial risk management and impairment of financial assets (continued)

Maturity analysis

		Between 2 and 5	After more than
June 30, 2026	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	34,963	—	—	34,963
Lease liabilities	1,056	2,187	241	3,484
Convertible senior secured notes	—	124,587	—	124,587
	36,019	126,774	241	163,034

December 31, 2025
Trade and other payables	33,459	—	—	33,459
Lease liabilities	1,121	2,364	326	3,811
Convertible senior secured notes	—	108,755	—	108,755
	34,580	111,119	326	146,025

The Convertible Preferred Shares have no contractual cash maturity in the ordinary course of business and are therefore included as nil in the contractual maturity analysis. Cash redemption would arise only upon the occurrence of specified contractual events, none of which had occurred at the reporting date.

Capital management

The Group’s objective when managing capital is to ensure that it continues as a going concern while maintaining sufficient financial flexibility to support the development and certification of its aircraft and technologies. Given the ongoing development of its aircraft and technologies and with no revenue currently being generated, the Group has historically relied on external financing to fund its operations.

During the period, the Group raised capital through its existing financing facilities, including its at-the-market (“ATM”) equity offering programme, Convertible Senior Secured Note facility and Series A Convertible Preferred Equity facility. In addition, the Group continues to have access to its ATM programme, together with further committed funding through the Convertible Senior Secured Note facility, the Series A Convertible Preferred Share facility and the Yorkville ELOC, each of which remains subject to contractual terms, market conditions and, where applicable, other draw conditions.

Management continues to evaluate the most appropriate source of funding based on liquidity requirements, market conditions, expected dilution and overall cost of capital. Cash flow forecasting is performed on a regular basis, including rolling forecasts of the Group’s liquidity requirements, to ensure that sufficient funding is available to meet operational needs and support the Group’s strategic objectives.